Label	Element	Value
MProved Systematic Merger Arbitrage Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	MProved Systematic Merger Arbitrage Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The MProved Systematic Merger Arbitrage Fund (the “Fund”) seeks to achieve positive absolute returns.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund did not hold any long term investments; therefore, a portfolio turnover rate is not applicable as to the average value of the Fund’s portfolio.
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses for the Fund’s current fiscal year are the indirect costs of investing in other investment companies. The total annual fund operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights, which only reflect the direct operating expenses incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only in the first year of the periods shown in the Example.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal conditions, the Adviser pursues the Fund’s investment objective through a predominantly rules-based merger arbitrage strategy.

Merger arbitrage involves investing, directly or indirectly, in equity securities (including common, preferred stock, securities convertible into common stock, rights and warrants or securities or other instruments whose price is linked to the value of common stock) of a company that is involved in a significant corporate event, including, but not limited to merger or acquisition transactions, spin-offs, divestitures or stock or bond repurchases. While the Fund may invest directly in the equity securities of such companies, the Fund generally obtains long and short exposure to equity securities via swap contracts. Merger arbitrage is a highly specialized investment strategy generally designed to profit from the successful completion of such transactions. Although the Fund may employ a variety of strategies depending upon the nature of the transaction selected for investment, generally, the Fund’s merger arbitrage strategy will involve purchasing the shares of an announced acquisition target company (i.e. a “target company”) at a discount to their expected value upon completion of the transaction. The size of this discount, referred to as the “spread”, represents the potential profit on such an investment. The higher the probability of completion of the transaction, the closer the target company stock trades to the value offered by the acquirer. Typically, in an announced cash-for-stock or stock-for-stock transactions, the Fund will obtain long exposure to shares of the target, in anticipation of the price of the shares rising, and in the case of a stock-for-stock transaction, the Fund will also obtain short exposure to the shares of the acquirer, in anticipation of the price of the shares falling. In either case the Fund seeks to capture that difference, or spread, with the expectation of realizing the price differentials if and when the transaction closes.

Because the Fund’s strategy typically seeks to profit from the spread, rather than the market overall or any one issuer, the Adviser believes that the Fund will normally have relatively low correlation to the overall performance of stock markets. Returns in merger arbitrage transactions can be affected by a variety of factors, however, including, for example: (1) the risk-free rate of return at the time of investment (i.e. the interest an investor would expect from an absolutely risk-free investment over a specified period of time); (2) the likelihood that a transaction will be completed or not, and the gains or losses resulting from each outcome; (3) market risk; (4) the possibility that the transaction will fail to complete due to market factors; and (5) a risk premium paid to merger arbitrage investors.

A merger arbitrage strategy requires quantitative skills to value complex merger offers and to measure and manage portfolio downside risk. In addition, performance for the strategy is cyclical and varies with market conditions. Sourcing for such investments depends upon there being transactions in the marketplace. The general characteristics of announced mergers vary over time, making the available universe of transactions more attractive at certain times than others. These characteristics include, among other things, the nature of the buyer, the conditions for closing as described in merger agreements, financing requirements, current regulatory climate and other factors.

The Adviser’s merger arbitrage strategy is a predominantly process-driven risk arbitrage strategy, i.e. one in which the Fund invests in a broad number of targets of merger transactions meeting certain criteria with the intention of systematically capturing risk arbitrage-specific premium. The Adviser believes that the imposition of various transaction selection filters and position sizing and leverage parameters may improve the ability of an investor such as the Fund to capture and enhance the risk arbitrage-specific premium. Selection filters include, without limitation, market capitalization, such as restrictions on investments in securities of issuers with market capitalizations less than $100 million. Position sizing may be measured both in terms of absolute value of a transaction as well as the expected potential lost on any particular position. The transaction selection filters and parameters that the Adviser utilizes in pursuing the strategy have elements that may change over time.

While the Adviser predominantly relies on its systematic rule-set, it also uses its active, practitioner’s lens to analyze positions ‘deal-by-deal’ and at a portfolio level, thereby providing a confirmatory assessment. The Adviser applies its rules systematically and constantly uses its practitioner experience to assess whether new information and data points may require re-examination of any of the systematic rules.

The Fund may invest in companies that are announced as targets of merger transactions, or that are publicly known to be under consideration for such transactions – both friendly as well as hostile. Although the Fund typically invests across a variety of industries and sectors, the Adviser may invest a significant percentage of the Fund’s assets in a single or small number of industries or sectors. The Fund may invest globally (including in emerging markets), but currently focuses on North America, Western Europe, and Australia. Securities in which the Fund invests may be denominated in U.S. dollars or foreign currencies. Because the strategy depends on the availability of merger arbitrage opportunities, there may be times when the Fund holds a significant amount of cash and/or cash equivalents.

In executing the Fund’s strategy, the Adviser expects to employ leverage, as permitted by the 1940 Act, and to use a variety of hedging techniques including short selling. In a short sale transaction, the Fund will borrow a security and sell it at the current market price in the anticipation of buying the security at a lower price prior to the time the Fund is obligated to return the security to the owner. The Fund’s use of leverage will vary depending on market conditions, and at times may be significant. The Fund may use derivatives (including equity total return swaps, options on stocks or stock indexes, futures contracts, options on futures contracts, forward currency contracts and swaps). When the Fund uses derivative instruments, the Fund will comply with SEC guidelines regarding asset coverage for such instruments, and may therefore hold a significant portion of its assets in cash and/or cash equivalents. The Fund may invest in real estate investment trusts (“REITs”); other investment companies; restricted securities; when-issued securities; and new issues or IPOs. The Fund may also engage in securities lending.

The Adviser may consider a variety of factors in determining when to enter and exit its positions in a target company, including, but not limited to: (1) whether losses associated with the position will exceed certain levels; (2) upon completion or failure of the transaction; (3) passage of time after the announcement of the transaction; (4) subsequent developments related to the acquiring or target company that make the position no longer an attractive investment; or (5) at any time in the Adviser’s discretion.
		The Fund may engage in active and frequent trading of portfolio securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with any mutual fund, there are risks to investing. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Remember that, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time. The principal risks of investing in the Fund are:

Model Risk. The Adviser relies heavily on quantitative models and information and data both developed by the Adviser and those supplied by third parties, rather than granting trade-by-trade discretion to the Adviser’s investment professionals. Models and data are used to construct sets of transactions and investments, to value investments or potential investments, to provide risk management insights and to assist in hedging the Fund’s investments. Models and data are known to have errors, omissions, imperfections and malfunctions (collectively, “System Events”). When models and data prove to be incorrect, misleading or incomplete, any decisions made in reliance thereon will expose the Fund to risks.
The Adviser seeks to reduce the incidence and impact of System Events through a certain degree of internal testing and real-time monitoring, and the use of independent safeguards in the overall portfolio management system and often, in the software code itself. Despite such testing, monitoring and independent safeguards, System Events may result in, among other things, the failure to execute anticipated trades, delays to the execution of anticipated trades, the failure to properly allocate trades, the failure to properly gather and organize available data, the failure to take certain hedging or risk reducing actions and/or the taking of actions which increase certain risk(s)—all of which may have materially negative effects on the Fund and/or its returns.
Systematic Trading Risk. The Adviser bases trading decisions predominantly on systematic mathematical analysis of past price behavior. The future profitability of these strategies depends, in part, upon the assumption that the future price behavior will not be materially different from past behavior. The Fund may incur substantial trading losses during periods when markets behave substantially differently from the period in which the Adviser’s models are derived. The systematic trading methods used by the Adviser are fundamentally dependent on automated and computerized technology which may contain programming errors or which may ineffectively incorporate or translate the data collected.
Merger Arbitrage and Event Driven Risk. The Adviser’s rules-based evaluation of the outcome of a proposed event, whether it be a merger, reorganization, regulatory issue or other event, may prove incorrect and the Fund’s return on the investment may be negative or the expected event may be delayed or completed on terms other than those originally proposed, which may cause the Fund to lose money or fail to achieve a desired rate of return.
The success of the Fund’s merger-arbitrage strategy depends in part on the overall volume of merger activity, which has historically been cyclical in nature. During periods when merger activity is low, it may be difficult or impossible to identify opportunities for profit or to identify a sufficient number of such opportunities to provide diversification among potential merger transactions. The Fund may invest in hostile tender offers, proposed leveraged buyouts and other similar situations. Those types of transactions have a greater risk that the proposed transaction will not be completed successfully and, consequently, a greater risk of loss. A failed transaction or reorganization may occur for a number of reasons, including failure to get shareholder approval, governmental action or intervention, or failure to get regulatory approval. The Fund may incur significant losses unwinding its merger arbitrage and event driven positions in the event that a proposed merger or other corporate event does not occur as expected by the Adviser or the Adviser determines the position no longer represents an attractive investment opportunity.
Active Management Risk. The Fund is an actively managed rules-based investment portfolio and is therefore subject to management risk. The Adviser will apply its investment and risk analysis in making investment decisions for the Fund, but there is no guarantee that these decisions will produce the intended results.
Borrowing Risk. The Fund is permitted to borrow money (or engage in transactions that are economically similar to borrowing money) which may exaggerate changes in the net asset value of Fund shares and in the return on the Fund’s portfolio, potentially magnifying losses. Borrowing will cost the Fund interest expense and other fees. The costs of borrowing may reduce the Fund’s return. Borrowing may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy its repayment obligations.
Convertible Securities Risk. Convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock. In general, a convertible security performs more like a stock when the underlying stock’s price is high (because it is assumed that it will be converted into the stock) and more like a bond when the underlying stock’s price is low (because it is assumed that it will mature without being converted). “Mandatory” convertible bonds, which must be converted into common stock by a certain date, may be more exposed to the risks of the underlying common stock. Convertible securities generally have less potential for gain or loss than common stocks.
Currency Risk. Currency risk is the risk that fluctuations in exchange rates will adversely affect the value of the Fund’s foreign currency holdings and investments denominated in foreign currencies. The values of investments in securities denominated in foreign currencies increase or decrease as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. Accordingly, any hedging of currency exposure that is implemented by the Fund will primarily involve hedging back to the U.S. dollar, but in certain circumstances may involve other hedging activities. There is no assurance that the Fund will attempt to hedge its overall currency exposure, or, if it does engage in hedging activity, that this activity will be effective.
Derivatives Risk. The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates, or indices. The Fund invests in derivatives for hedging and non-hedging purposes. Derivatives can be volatile, and the Fund could experience a loss if its derivatives do not perform as anticipated, or if the Fund is unable to purchase or liquidate a position because of an illiquid secondary market. Changes in liquidity may result in significant, rapid, and unpredictable changes in the prices for derivatives.
Volatility Risk. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate with the overall securities markets.
Counterparty Credit Risk. The stability and liquidity of repurchase agreements, swap transactions, forwards and OTC derivative transactions and securities lending transactions depend in large part on the creditworthiness of the parties to the transactions. If there is a default by the counterparty to such a transaction, there may be contractual remedies pursuant to the agreements related to the transaction. In addition, the Fund may use counterparties located in jurisdictions outside the United States. Such local counterparties are subject to the laws and regulations in non-U.S. jurisdictions that are designed to protect their customers in the event of their insolvency.
Hedging Risk. The Fund may utilize derivatives both for investment purposes and hedging purposes. Hedging against a decline in the value of a portfolio position does not eliminate fluctuations in the values of portfolio positions or prevent losses if the values of such positions decline, but establishes other positions designed to gain from those same developments, thus potentially offsetting a decline in the portfolio positions’ value. Such hedging transactions also limit the opportunity for gain if the value of the portfolio position should increase.
Swaps. Swap agreements are two-party contracts entered into primarily by institutional investors. Swaps create significant investment leverage such that a relatively small price movement in a swap may result in immediate and substantial loss. The Fund may only close out a swap with its particular counterparty, and may only transfer a position with the consent of that counterparty.
Futures. Futures contracts markets are highly volatile and are influenced by a variety of factors, including national and international political and economic developments. In addition, because of the low margin deposits normally required in futures trading, a high degree of leverage is typical of a futures trading account. As a result, a relatively small price movement in a futures contract may result in substantial losses to the Fund.
Forwards. Forward contracts and options thereon, unlike futures contracts, are not traded on exchanges and are not standardized; rather, banks and dealers act as principals in these markets, negotiating each transaction on an individual basis. Forward trading is substantially unregulated; there is no limitation on daily price movements and speculative position limits are not applicable.
Options. Options trading involves certain additional risks. Specific market movements of an option and the instruments underlying an option cannot be predicted. No assurance can be given that a liquid offset market will exist for any particular option or at any particular time. If no liquid offset market exists, the Fund might not be able to effect an offsetting transaction in a particular option.
Contract for Differences. Contracts for differences are swap arrangements in which the parties agree that their return (or loss) will be based on the relative performance of two different groups or baskets of securities. Often, one or both baskets will be an established securities index. The Fund’s return will be based on changes in value of theoretical long futures positions in the securities comprising one basket (with an aggregate face value equal to the notional amount of the contract for differences) and theoretical short futures positions in the securities comprising the other basket.
Equity Securities Risk. Stock markets are volatile. The prices of equity securities, such as common stocks and preferred securities, will fluctuate and can decline and reduce the value of a portfolio investing in equities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
Foreign Investments and Emerging Markets Risk. The Fund may invest in securities of non-U.S. issuers, including those located in foreign countries, which may involve special risks caused by foreign political, social and economic factors, including exposure to currency fluctuations, less liquidity, less developed and less efficient trading markets, political instability and less developed legal and auditing standards. These risks are heightened for investments in issuers organized or operating in developing countries.
High Portfolio Turnover Risk. A high fund portfolio turnover rate generally involves correspondingly greater brokerage commission expenses, which must be borne directly by the Fund and will reduce Fund returns accordingly. The portfolio turnover rate of the Fund may vary from year to year, as well as within a year.
Industry and Sector Focus Risk. At times the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.
Leverage Risk. Some transactions may give rise to a form of economic leverage and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage. Use of leverage can produce volatility and increase the risk that the Fund will lose more than it has invested.
Large Shareholder Risk. The risk that certain account holders may from time to time own or control a significant percentage of the Fund’s shares. The Fund is subject to the risk that a redemption by those shareholders of all or a portion of their Fund shares will adversely affect the Fund’s performance if it is forced to sell portfolio securities or invest cash when the Adviser would not otherwise choose to do so. Redemptions of a large number of shares may affect the liquidity of the Fund’s portfolio, increase the Fund’s transaction costs, and accelerate the realization of taxable income and/or gains to shareholders.
Legal and Regulatory Risk. Legal, tax, and regulatory developments may adversely affect the Fund. Securities and futures markets are subject to comprehensive statutes, regulations, and margin requirements enforced by the SEC, other regulators and self-regulatory organizations and exchanges authorized to take extraordinary actions in the event of market emergencies. The regulation of derivatives transactions and funds that engage in such transactions is an evolving area of law and is expected to be modified by government and judicial actions. The regulatory environment for the Fund is evolving, and changes in the regulation of investment funds, managers, and their trading activities and capital markets, or a regulator’s disagreement with the Fund’s interpretation of the application of certain regulations, may adversely affect the ability of the Fund to pursue its investment strategy, its ability to obtain leverage and financing, and the value of investments held by the Fund. For instance, there has been an increase in governmental, as well as self-regulatory, scrutiny of the investment industry in general and the alternative investment industry in particular.
Liquidity Risk. Liquidity risk exists when particular investments are difficult to sell. When the Fund holds illiquid investments, the portfolio may be harder to value, especially in changing markets, and if the Fund is forced to sell these investments to meet redemption requests or for other cash needs, the Fund may suffer a loss. In addition, when there is illiquidity in the market for an investment, the Fund, due to limitations on illiquid investments, may be unable to achieve its desired level of exposure to a certain sector.
Market Risk. Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. While a manager may make efforts to control the risks associated with market changes, and may attempt to identify changes as they occur, market environment changes can be sudden and extreme. Different sectors of the market and different security types may react differently to in response to adverse issuer, regulatory, political, or economic developments. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such market environment changes may adversely affect the performance of a model and amplify losses. The Fund’s principal investment strategies are not specifically designed to benefit from general appreciation in the equity markets or general improvement in the economic conditions in the global economy. Indeed, the Adviser may seek to limit the Fund’s investment exposure to the markets generally. Accordingly, the Fund may underperform the broad equity markets under certain market conditions, such as periods when there is rapid appreciation in the equity markets.
Market Turbulence Resulting from COVID-19. An outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Some sectors of the economy and individual issuers have experienced particularly large losses. The future impact of COVID-19 is currently unknown, and it may exacerbate other risks that apply to the Fund. Any such impact could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on investments in the Fund.
Market Capitalization Risk. (Small-, Mid- and Large-Cap Stocks Risk). To the extent the Fund invests in small-, mid-, or large- cap stocks, it takes on the associated risks. At any given time, any of these market capitalizations may be out of favor with investors. Compared to small- and mid-cap companies, large-cap companies may be less responsive to changes and opportunities, but their returns have sometimes led those of smaller companies, often with lower volatility. The stocks of small- and mid-cap companies may fluctuate more widely in price than the market as a whole, may be difficult to sell when the economy is not robust or during market downturns, and may be more affected than other types of stocks by the underperformance of a sector or during market downturns. In addition, compared to large-cap companies, small- and mid-cap companies may depend on a more limited management group, may have a shorter history of operations, and may have limited product lines, markets or financial resources. There may also be less trading in small- or mid-cap stocks, which means that buy and sell transactions in those stocks could have a larger impact on a stock’s price than is the case with large-cap stocks.
New Issue Risk. Investments in companies that have recently gone public have the potential to produce substantial gains for the Fund. However, there is no assurance that the Fund will have access to profitable IPOs and, therefore, investors should not rely on past gains from IPOs as an indication of future performance. Securities issued in IPOs are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the initial public offering. When an IPO is brought to the market, availability may be limited and the Fund may not be able to buy any shares at the offering price, or, if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like.
Other Investment Companies Risk. The Fund may invest in shares of investment companies. The risks of investment in these securities typically reflect the risks of the types of instruments in which the investment company invests. When the Fund invests in investment company securities, including money market funds, shareholders of the Fund bear indirectly their proportionate share of their fees and expenses, as well as their share of the Fund’s fees and expenses. As a result, an investment by the Fund in an investment company could cause the Fund’s operating expenses (taking into account indirect expenses such as the fees and expenses of the investment company) to be higher and, in turn, performance to be lower than if it were to invest directly in the instruments underlying the investment company.
REITs Risk. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses.
Securities Lending Risk. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially, including possible impairment of the Fund’s ability to vote the securities on loan. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account and may pay a fee to the borrower that represents a portion of the Fund’s earnings on the collateral or that represents a finance charge on the value of the collateral. The Fund bears the risk that the value of investments made with collateral may decline. The Fund bears the risk of total loss with respect to the investment of collateral.
Voting rights or rights to consent with respect to the loaned securities pass to the borrower. The Fund may have the right to call loans at any time on reasonable notice, and it will do so in order for the securities to be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the Fund’s investment. However, the Fund bears the risk of delay in the return of the security, impairing the Fund’s ability to vote on such matters.
Short Selling Risk. Selling equity, debt, convertible or other securities short creates the risk of losing an amount greater than the amount invested. Short selling is subject to the theoretically unlimited risk of loss because there is no limit on how much the price of a stock may appreciate before the short position is closed out. A short sale may result in a sudden and substantial loss if, for example, an acquisition proposal is made for the subject company at a substantial premium over the market price. Irrespective of the risk control objectives of the Fund’s multi-asset approach, such a high degree of leverage necessarily entails a high degree of risk. (See “Leverage Risk”).
U.S. Government Securities Risk. U.S. government securities are subject to market and interest rate risk. Although U.S. government securities may be backed or guaranteed by the U.S. government, not all U.S. government securities are backed by the full faith and credit of the U.S. Treasury. Some are backed by a right to borrow from the U.S. Treasury, while other may be backed only by the credit of the issuing agency or instrumentality. U.S. government securities carry at least some risk of non-payment. In addition, in recent years, credit rating agencies have shown some concern about the U.S. government’s ability to repay all of its outstanding debt obligations. Any uncertainty regarding the ability of the United States to repay its debt obligations, and any default by the U.S. government, would have a negative impact on the Fund’s investments in U.S. government securities.
Valuation Risk. The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair-valued the security or used a different valuation methodology.
Warrants and Rights Risk. The Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a stated price. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of options. Unlike most options, however, warrants and rights are issued in specific amounts, and warrants generally have longer terms than options. Warrants and rights are not likely to be as liquid as exchange-traded options backed by a recognized clearing agency. In addition, the terms of warrants or rights may limit the Fund’s ability to exercise the warrants or rights at such time, or in such quantities, as the Fund would otherwise wish.
		When-Issued Securities Risk. The price or yield obtained in a when-issued transaction may be less favorable than the price or yield available in the market when the securities delivery takes place, or that failure of a party to a transaction to consummate the trade may result in a loss to the Fund or missing an opportunity to obtain a price considered advantageous.
Risk Lose Money [Text]	rr_RiskLoseMoney	Remember that, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s past performance. The bar chart shows the Fund’s Institutional Class Shares performance for each calendar year shown. The table below the bar chart compares the Fund’s average annual total returns for the periods shown with that of a broad-based securities index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results. Updated performance information is available on the Fund’s website at www.mprovedalts.com or by calling the Fund toll-free at 833-MPROVED (833-677-6833).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s past performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	833-677-6833
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.mprovedalts.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns as of December 31Institutional Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the best performance for a quarter was 5.95% (for the quarter ended June 30, 2018) and the worst performance was -4.20% (for the quarter ended March 31, 2018).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best performance
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2018
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst performance
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.20%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2020
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only and will vary for Investor Class shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of fund shares is higher than other return figures because when a capital loss occurs upon the redemption of Fund shares, a tax deduction is provided that may benefit the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and will vary for Investor Class shares. The return after taxes on distributions and sale of fund shares is higher than other return figures because when a capital loss occurs upon the redemption of Fund shares, a tax deduction is provided that may benefit the investor.
MProved Systematic Merger Arbitrage Fund | ICE BofA Merrill Lynch 3 Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	ICE BofA Merrill Lynch 3 Month Treasury Bill Index(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	0.67%
Since Inception	rr_AverageAnnualReturnSinceInception	1.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 01, 2018
MProved Systematic Merger Arbitrage Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMAJX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Dividends and Interest on Short Positions	rr_Component1OtherExpensesOverAssets	0.04%
All Other Expenses	rr_Component2OtherExpensesOverAssets	1.86%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.90%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.48%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.74%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.74%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 177
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	906
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,658
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,641
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(1.07%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 01, 2018
MProved Systematic Merger Arbitrage Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMAQX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividends and Interest on Short Positions	rr_Component1OtherExpensesOverAssets	0.04%
All Other Expenses	rr_Component2OtherExpensesOverAssets	1.86%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.90%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.23%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.74%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.49%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 152
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	832
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,537
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,411
Annual Return 2018	rr_AnnualReturn2018	7.00%
Annual Return 2019	rr_AnnualReturn2019	3.62%
Annual Return 2020	rr_AnnualReturn2020	(0.87%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(0.87%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 01, 2018
MProved Systematic Merger Arbitrage Fund | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(1.04%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.91%
MProved Systematic Merger Arbitrage Fund | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(0.52%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.92%

[1]	Acquired Fund Fees and Expenses for the Fund’s current fiscal year are the indirect costs of investing in other investment companies. The total annual fund operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights, which only reflect the direct operating expenses incurred by the Fund.
[2]	Magnetar Asset Management LLC (the “Adviser”) has contractually agreed to reduce its management fees, and may reimburse the Fund for its operating expenses, in order to ensure that Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees, taxes, leverage/borrowing interest, interest expense, dividends paid on short sales, brokerage and other transactional expenses, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, or extraordinary expenses) do not exceed 1.37% of the average daily net assets of each share class of the Fund (the “Expense Cap”). The Expense Cap will remain in effect through at least April 30, 2022 and may continue annually thereafter, unless sooner terminated. The Expense Cap may be terminated (i) at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”) or (ii) at the end of the then-current term and upon 60 days’ written notice by the Adviser. The Adviser may request recoupment of previously waived fees and reimbursed expenses from the Fund for three years from the date they were waived or reimbursed, provided that the Fund is able to make the recoupment without exceeding the lesser of the Expense Cap (i) in effect at the time of the waiver or reimbursement, or (ii) in effect at the time of recoupment.